MainStay Money Market Fund - Summary Prospectus	February 26, 2010, as revised on May 26, 2010
TICKER SYMBOLS
Class A: MMAXX	Class C: MSCXX
Class B: MKMXX	Investor Class: MKTXX
MSMM01a-05/10 18

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund by going online to mainstayinvestments.com/documents, by calling 800-MAINSTAY (624-6782) or by sending an e-mail to MainStayShareholderServices@nylim.com. The Fund's Prospectus and Statement of Additional Information, both dated February 26, 2010, and most recent report to shareholders, dated October 31, 2009, are all incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks a high level of current income while preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section on page 94 of the Prospectus and in the "Alternative Sales Arrangements" section on page 122 of the Statement of Additional Information.

	Investor Class	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's daily net assets)[1]	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.45%	0.23%	0.45%	0.45%
Total Annual Fund Operating Expenses[2]	0.91%	0.69%	0.91%	0.91%
Fee Recoupments / Waivers / Reimbursements[2]	(0.11)%	(0.00)%	(0.11)%	(0.11)%
Total Annual Fund and Underlying Fund Expenses After Recoupments / Waivers / Reimbursements[2]	0.80%	0.69%	0.80%	0.80%
1

The management fee is an annual percentage of the Fund's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million up to $1 billion; and 0.35% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in the Fund's "Total Annual Fund Operating Expenses."

2

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.80%; Class A, 0.70%; Class B, 0.80%; and Class C, 0.80%. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment amount is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

The Fund's expense ratio has been restated from October 31, 2009 due to the expiration of the Fund's participation in the U.S. Treasury Department's Temporary Money Market Fund Guarantee Program (the "Program"). The cost for participation in this Program equaled 0.04% of the applicable assets of the Fund. Accordingly, the Total Annual Fund Operating Expenses above have been reduced by this amount.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses after	Investor Class	Class A	Class B	Class C
1 Years	$82	$70	$82	$82
3 Years	$279	$221	$279	$279
5 Years	$493	$384	$493	$493
10 Years	$1,109	$859	$1,109	$1,109

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 share price.

Investment Process: New York Life Investments, the Fund's Manager, selects securities based on an analysis of the creditworthiness of the issuer. These securities may include: obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers' acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may also invest in variable rate notes, floaters, and mortgage-related and asset-backed securities.

The Subadvisor seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Subadvisor works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Fund may invest in foreign securities that are U.S. dollar denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Principal Risks

Stable NAV Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or poor security selection, which could cause the Fund to underperform other funds with similar objectives.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. Government - some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities are subject to risks that differ from the risks of investing in securities of U.S. issuers. These risks may include: fluctuating currency values; less liquid trading markets; greater price volatility; political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. These risks may be greater in emerging market countries than in more developed countries.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend on the ability of the Fund's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Recent Market Events Risk: Debt markets have recently experienced a period of high volatility that negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage backed securities, expanded to include derivatives, securities assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Many investors were forced to liquidate positions to satisfy margin calls, further pressuring asset prices. Although debt markets may experience a period of relatively lower volatility in the near term, the markets remain uncertain and periods of high volatility may return. These market conditions may adversely affect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for one-, five- and ten-year periods compare to those of a money market fund average. The Lipper Money Market Funds Average is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for the newer class might have been lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).

Annual Returns, Class B Shares

(by calendar year 2000-2009)

Best Quarter
3Q/00	1.51%
Worst Quarter
3Q/09	0.00%

Average Annual Total Returns
(for the periods ended December 31, 2009)
	1 year	5 years	10 years
Investor Class	0.05%	2.69%	2.54%
Class A	0.06%	2.72%	2.55%
Class B	0.05%	2.70%	2.54%
Class C	0.05%	2.70%	2.54%
7-day current yield
Investor Class: 0.27%
Class A: 0.27%
Class B: 0.27%
Class C: 0.27%
Lipper Money Market Funds Average
(reflects no deductions for fees, expenses, or taxes)	0.17%	2.66%	2.47%

Management

New York Life Investments serves as Manager and is responsible for the day-to-day portfolio management of the Fund.

Manager	Portfolio Managers	Service Date
New York Life Investment Management LLC	David E. Clement, Director	Since March 2009
	Thomas J. Girard, Managing Director	Since March 2009

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial intermediary or other financial institution, or by contacting the Fund by telephone at 800-MAINSTAY (624-6782), by mail at MainStay Funds, P.O. Box 8401, Boston MA 02266-8401 or by accessing our website at mainstayinvestments.com. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class B, or Class C shares, and $25,000 for Class A shares. A subsequent investment minimum of $50 applies for investments in Investor Class, Class B and Class C shares. However, for Investor Class, Class B, or Class C shares purchased through AutoInvest, a monthly systematic investment plan, a $500 initial investment ($50 for subsequent purchases) applies.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information. For additional information about compensation to financial intermediaries, please see the section entitled "Compensation to Dealers" in the "Shareholder Guide" section on page 101 of the Prospectus.